INCOME TAXES (Reconciliation of Accrued Tax Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Accrued unrecognized income tax benefits, beginning	$ 2,412	$ 2,452
Additions related to prior period tax positions
Reductions related to prior period tax positions	(2,412)	(40)
Accrued unrecognized income tax benefits, ending		2,412
Accrued interest, beginning	1,001	877
Additions (reductions) charged to expense	(1,001)	124
Accrued interest, ending		1,001
Accrued tax penalties, beginning	45
Additions (reductions) charged to expense	(45)	45
Accrued tax penalties, ending		$ 45